UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2018

Date of reporting period:	10/31/2017

Item 1 – Reports to Stockholders

     PRUDENTIAL MUNI HIGH INCOME FUND

SEMIANNUAL REPORT

OCTOBER 31, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Maximum amount of income that is eligible for exclusion from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on or about June 15, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

LR993

Prudential Muni High Income Fund	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

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However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

Prudential Muni High Income Fund	5

This Page Intentionally Left Blank

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Muni High Income Fund informative and useful. The report covers performance for the six-month period ended October 31, 2017.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart Parker, President

Prudential Muni High Income Fund

December 15, 2017

Prudential Muni High Income Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 10/31/17 (without sales charges)	Average Annual Total Returns as of 10/31/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	3.23	–1.73	3.29	4.45	—
Class B	3.00	–2.89	3.72	4.61	—
Class C	2.85	0.63	3.37	4.17	—
Class Q	1.40**	N/A	N/A	N/A	N/A (6/27/17)
Class Z	3.27	2.55	4.40	5.14
Bloomberg Barclays Municipal Bond Index	2.55	2.19	3.00	4.50	—
Bloomberg Barclays Municipal High Yield Bond Index	3.24	3.12	4.47	4.75	—
Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)	2.82	2.60	3.74	4.67	—
Lipper High Yield Municipal Debt Funds Average	3.12	2.20	3.99	4.04	—

*Not annualized

**Since Inception

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Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A*	Class B**	Class C*	Class Q	Class Z*
Maximum initial sales charge	4.00% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	0.50%	1.00%	None	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” on page 4 of this report for more information.

**Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Bloomberg Barclays Municipal High Yield Bond Index—The Bloomberg Barclays Municipal High Yield Bond Index is an unmanaged index of non-rated or Ba1 or below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed.

Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)—This is a custom blend of the Bloomberg Barclays Municipal Bond Index (50%) and the Bloomberg Barclays Municipal High Yield Bond Index (50%).

Lipper High Yield Municipal Debt Funds Average—The Lipper High Yield Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Municipal Debt Funds

Prudential Muni High Income Fund	9

Your Fund’s Performance (continued)

universe for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues.

Investors cannot invest directly in an index or average. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distribution and Yields as of 10/31/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			39.6 (%)	43.4 (%)		39.6 (%)	43.4 (%)
Class A	0.20	2.50	4.14	4.42	2.50	4.14	4.42
Class B	0.18	2.35	3.89	4.15	2.35	3.89	4.15
Class C	0.16	1.85	3.06	3.27	1.85	3.06	3.27
Class Q	0.14	2.94	4.87	5.19	2.94	4.87	5.19
Class Z	0.21	2.86	4.74	5.05	2.86	4.74	5.05

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

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Credit Quality expressed as a percentage of total investments as of 10/31/17 (%)
AAA	8.8
AA	8.1
A	19.6
BBB	34.0
BB	9.4
B	8.5
CCC	0.1
CC	0.6
Not Rated	11.6
Cash/Cash Equivalents	–0.8
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Prudential Muni High Income Fund	11

Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account

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over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Muni High Income Fund		Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,032.30	0.87%	$4.46
	Hypothetical	$1,000.00	$1,020.82	0.87%	$4.43
Class B	Actual	$1,000.00	$1,030.00	1.12%	$5.73
	Hypothetical	$1,000.00	$1,019.56	1.12%	$5.70
Class C	Actual	$1,000.00	$1,028.50	1.62%	$8.28
	Hypothetical	$1,000.00	$1,017.04	1.62%	$8.24
Class Q	Actual**	$1,000.00	$1,014.00	0.54%	$1.88
	Hypothetical	$1,000.00	$1,022.48	0.54%	$2.75
Class Z	Actual	$1,000.00	$1,032.70	0.62%	$3.18
	Hypothetical	$1,000.00	$1,022.08	0.62%	$3.16

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending April 30, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 126 days in the period ended October 31,2017 due to the Class inception date of June 27, 2017.

Prudential Muni High Income Fund	13

Schedule of Investments (unaudited)

as of October 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 99.8%

Alabama 1.1%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.000%		10/01/44	500	$555,555
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.250		10/01/48	500	561,370
Lower Alabama Gas Dist. Rev., Ser. A	5.000		09/01/46	4,500	5,633,595
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800		05/01/34	1,000	1,098,020
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250		11/01/33	1,750	1,904,980

					9,753,520

Alaska 0.3%
Valdez Marine Term. Rev., Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 11/01/17)	0.900	(cc)	10/01/25	1,200	1,200,000
Valdez Marine Term. Rev., Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 11/01/17)	0.900	(cc)	12/01/29	1,400	1,400,000

					2,600,000

Arizona 3.9%
Arizona Indl. Dev. Auth. Rev., Basis Schs. Proj., Ser. A, Rfgd., 144A	5.375		07/01/50	1,000	1,056,260
Arizona Indl. Dev. Auth. Rev., Basis Schs. Proj., Ser. D, Rfgd., 144A	5.000		07/01/51	675	693,711
Maricopa Cnty. Indl. Dev. Auth. Rev., Horizon Cmnty. Learning Ctr., Rfdg.	5.000		07/01/35	2,000	2,040,540
Maricopa Cnty. Indl. Dev. Auth. Rev., Paradise Schs. Projs. Parago, Rfdg., 144A	5.000		07/01/47	1,000	1,032,590
Maricopa Cnty. Indl. Dev. Auth. Rev., Reid Traditional Schs. Projs.	5.000		07/01/47	1,000	1,052,440
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co. Proj., Ser. B, Rfdg.	7.250		04/01/40	1,500	1,618,200
Phoenix City Indl. Dev. Auth. Rev., Basis Schs. Projs., Rfdg., 144A	5.000		07/01/45	1,000	1,031,390
Phoenix City Indl. Dev. Auth. Rev., Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000		07/01/46	1,000	1,030,740
Phoenix City Indl. Dev. Auth. Rev., Great Hearts Academies Proj.	5.000		07/01/44	2,250	2,383,065
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000		09/01/29	3,000	3,166,350
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000		12/01/32	4,890	5,910,201

See Notes to Financial Statements.

Prudential Muni High Income Fund	15

Schedule of Investments (unaudited) (continued)

as of October 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Arizona (cont’d.)
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%		12/01/37	9,315	$11,348,278
Tempe Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250		12/01/42	1,000	1,068,370

					33,432,135

California 10.5%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Sr. Cmnty., Rfdg.	6.125		07/01/41	775	864,675
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS	5.250	(cc)	06/01/21	2,650	2,700,668
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS	5.450	(cc)	06/01/28	4,500	4,583,475
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS, Ser. B	5.100	(cc)	06/01/28	1,750	1,750,525
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750		07/01/39	1,770	1,899,352
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500		11/15/40	750	867,060
California Mun. Fin. Auth. Rev., American Heritage Ed., Ser. A, Rfdg.	5.000		06/01/46	750	819,945
California Poll. Ctrl. Fin. Auth. Rev., Green Bond, Calplant I Proj., AMT, 144A	8.000		07/01/39	2,000	2,206,480
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250		08/01/40	500	541,675
California St., GO	4.000		08/01/46	1,000	1,057,450
California St., GO, Var. Purp.	5.500		11/01/39	1,000	1,086,270
California St., GO, Var. Purp.	6.000		04/01/38	3,500	3,739,400
California St., GO, Var. Purp.	6.000		11/01/39	1,500	1,643,550
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000		12/01/31	1,000	1,126,180
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000		07/01/45	750	818,692
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., Ser. A, Rfdg., 144A	5.000		07/01/51	1,000	1,083,930
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Kipp LA Proj., Ser. A, 144A	5.000		07/01/45	650	734,077
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Kipp LA Proj., Ser. A, 144A	5.000		07/01/47	620	697,289
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250		11/01/44	750	798,255
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp., Rfdg.	5.000		11/01/40	2,000	2,133,380
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A	5.250		12/01/44	1,000	1,091,190

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.000%		12/01/46	5,000	$5,366,000
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250		12/01/56	3,500	3,804,395
California Statewide Cmntys. Dev. Auth. Rev., Sch. Facs., Aspire Pub. Sch. (Pre-refunded 01/01/19)(ee)	6.000		07/01/30	995	1,052,650
California Statewide Cmntys. Dev. Auth. Rev., Sr. Living Southn. Calif. Presbyterian Homes, 144A	7.250		11/15/41	500	548,530
Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000		09/01/34	500	551,580
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., 1st Sub., Ser. B, CABS	7.050	(t)	06/01/47	10,000	1,286,800
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Ser. A-1	5.125		06/01/47	620	609,789
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	5.750		06/01/47	13,240	13,239,603
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-2, CABS	5.300	(cc)	06/01/37	5,000	5,041,300
Inland Valley Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000		09/01/44	1,000	1,110,230
Lincoln Pub. Fing., Auth. Spl. Assmt., Twelve Bridges, Sub., Ser. B	6.000		09/02/27	1,000	1,116,660
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000		11/15/35	3,510	4,199,224
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500		11/15/37	685	870,779
M-S-R Energy Auth. Calif. Rev., Ser. A	6.500		11/01/39	2,060	2,915,147
M-S-R Energy Auth. Calif. Rev., Ser. A	7.000		11/01/34	1,650	2,355,969
Palomar Pomerado Healthcare Dist. Calif., COP	6.000		11/01/41	1,800	1,934,946
Port of Oakland Rev., Ser. O, AMT, Rfdg.	5.125		05/01/31	1,000	1,090,540
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250		11/01/45	1,000	1,186,270
Riverside Cnty. Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E (Pre-refunded 10/01/20)(ee)	6.500		10/01/40	2,000	2,307,600
San Buenaventura Rev., Cmnty. Mem. Hlth. Sys.	7.500		12/01/41	1,000	1,162,400
San Buenaventura Rev., Cmnty. Mem. Hlth. Sys.	8.000		12/01/26	500	605,605
San Francisco City & Cnty. Arpt. Comm. Rev., Ser. C, AMT, Rfdg.	5.000		05/01/25	1,000	1,113,750
Santa Margarita Wtr. Dist. Spl. Tax Cmty. Facs., Ser. 2013-1, Vlg. of Sendero	5.625		09/01/36	675	744,592
South Bayside Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000		09/01/36	500	541,605
Tob. Secur. Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A-1	4.750		06/01/23	3,780	3,780,643

					90,780,125

See Notes to Financial Statements.

Prudential Muni High Income Fund	17

Schedule of Investments (unaudited) (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Colorado 2.7%
City & Cnty. of Denver Rev., United Airlines Inc. Proj., AMT, Rfdg.	5.000%	10/01/32	500	$541,675
Colorado Edl. & Cultural Facs. Auth. Rev., Impt., Chrt. Sch. Univ. LA, Rfdg., 144A	5.000	12/15/45	1,000	1,046,800
Colorado Edl. & Cultural Facs. Auth. Rev., Lighthouse Bldg. Corp., Rfdg.	5.000	11/01/44	885	895,416
Colorado Edl. & Cultural Facs. Auth. Rev., Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj., 144A	5.375	07/01/44	1,350	1,379,066
Colorado Edl. & Cultural Facs. Auth. Rev., Windsor Chrt. Sch., Rfdg., 144A	5.000	09/01/46	1,390	1,391,348
Colorado High Performance Transn. Enterprise Rev., C-470 Express Lanes	5.000	12/31/56	1,000	1,086,350
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.000	01/01/37	1,250	1,317,563
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.250	01/01/37	550	571,604
Colorado Hlth. Facs. Auth. Rev., Covenant Retirement Cmntys., Rfdg.	5.000	12/01/35	1,250	1,343,700
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Proj.	4.000	01/15/45	2,500	2,574,075
Denver Convention Ctr. Htl. Auth. Rev., Sr. Bonds, Rfdg.	5.000	12/01/40	650	727,948
E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375	09/01/26	1,000	1,101,700
Eagle Cnty. Airport Terminal Corp. Rev., Impt. Airport Terminal, Ser. B, AMT	5.000	05/01/41	690	775,684
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc., Sr. Lmt. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,611,225
Plaza Co. Met. Dist. 1 Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,036,690
Pub. Auth. Energy Nat. Gas Pur. Rev.	6.500	11/15/38	4,000	5,612,480

				23,013,324

Connecticut 0.4%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375	07/01/41	1,250	1,357,150
Harbor Point Infrastructure Impt. Dist. Tax Alloc., Harbor Point Proj., Ser. A	7.875	04/01/39	2,000	2,177,500

				3,534,650

Delaware 0.4%
Delaware St. Econ. Dev. Auth. Rev., Aspira Chrt. Sch., Ser. A	5.000	06/01/46	1,000	1,006,900
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000	09/01/46	500	548,955

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Delaware (cont’d.)
Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Rfdg.	5.000%	07/01/32	1,375	$1,499,080

				3,054,935

District of Columbia 1.2%
Dist. of Columbia, Rev., Friendship Pub. Chrt. Sch.	5.000	06/01/42	3,500	3,773,875
Dist. of Columbia, Rev., Gallaudet Univ.	5.500	04/01/34	400	443,872
Dist. of Columbia, Rev., Kipp Chrt. Sch., Rfdg.	6.000	07/01/43	850	970,938
Dist. of Columbia, Rev., Kipp Chrt. Sch., Rfdg.	6.000	07/01/48	725	826,137
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Ser. A, Rfdg.	5.000	10/01/53	2,500	2,655,225
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250	10/01/27	1,500	1,553,220

				10,223,267

Florida 7.9%
Boggy Creek Impt. Dist. Spl. Assmt., Ser. 2013, Rfdg.	5.125	05/01/43	2,760	2,788,290
Broward Cnty. Sys. Arpt. Rev., Ser. A, AMT	5.250	10/01/43	1,500	1,706,865
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350	07/01/29	2,025	2,122,018
Celebration Pointe CDD 1, Spl. Assmt., Alachua Cnty.	5.000	05/01/48	1,000	1,003,000
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Coastal, Ser. A-1	5.000	06/01/19	1,250	1,322,113
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,151,490
Cityplace CDD Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,127,750
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625	04/01/43	500	562,465
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000	04/01/42	1,000	1,156,430
Florida Dev. Fin. Corp. Edl. Facs. Rev., Bay Area Chrt. Fndtn., Ser. A	7.750	06/15/42	2,000	2,165,100
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Chrt. Sch., Ser. A	6.000	09/15/40	1,750	1,824,480
Florida Higher Edl. Facs. Fin. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/47	2,500	2,723,425
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Priority, Sub-Ser. A, AMT	4.000	10/01/52	2,710	2,770,108
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000	11/15/26	500	527,780

See Notes to Financial Statements.

Prudential Muni High Income Fund	19

Schedule of Investments (unaudited) (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000%	11/15/36	4,700	$4,862,808
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B, Rmkt. (Pre-refunded 08/15/19)(ee)	8.000	08/15/32	1,000	1,128,610
Indigo Cmnty. Dev. Dist. Cap. Impvt., Spl. Assmt.(d)^	5.750	05/01/36	935	448,800
Jacksonville Econ. Dev. Rev., Gerdau Ameristeel U.S., Inc., AMT	5.300	05/01/37	3,000	2,999,970
Lakewood Ranch Stewardship Dist., Spl. Assmt.	4.875	05/01/45	1,000	1,005,930
Lakewood Ranch Stewardship Dist., Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	500	519,940
Lakewood Ranch Stewardship Dist., Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,060,670
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	250	255,613
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,500	1,557,015
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg., 144A	3.950	12/15/21	1,750	1,798,667
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg., 144A	4.200	12/15/25	1,000	1,024,650
Miami-Dade Cnty. Hlth. Facs. Auth. Rev., Nicklaus Childrens Hosp., Rfdg.	4.000	08/01/47	1,500	1,528,905
Midtown Miami Cmnty. Dev. Dist. Spl. Assmt., Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000	05/01/37	1,980	2,088,841
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	5.000	10/01/42	2,000	2,111,180
North Sumter Cnty. Util. Dependent Dist., Util. Rev.	5.750	10/01/43	1,500	1,675,155
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg.	5.000	12/01/31	500	554,935
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. A, Rfdg.	7.500	06/01/49	1,000	1,213,480
Sarasota Cnty. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	5.625	07/01/39	1,000	1,054,720
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Rfdg.	5.250	10/01/34	1,250	1,339,025
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Ser. A	6.250	04/01/39	1,910	2,011,039
St. Johns Cnty. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A, Rfdg. (Pre-refunded 08/01/20)(ee)	6.000	08/01/45	1,000	1,125,550

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A, Rfdg. (Pre-refunded 11/15/19)(ee)	6.500%	11/15/39	1,500	$1,655,580
Tallahassee Hlth. Facs. Mem. Rev. , Ser. A	5.000	12/01/55	1,000	1,074,870
Village Cmnty. Dev. Dist. No. 7. Fla. Spl. Assmt., Rfdg.	4.000	05/01/36	1,960	2,003,355
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt., Phase II, Rfdg.	6.125	05/01/39	2,160	2,357,748
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt.	7.000	05/01/41	780	911,383
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt., Rfdg.	5.500	05/01/42	2,135	2,325,164
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt.	5.125	05/01/43	1,155	1,292,075
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt.	6.000	05/01/44	1,000	1,174,240
Village Cmnty. Dev. Dist. No.11. Fla. Spl. Assmt.	4.500	05/01/45	1,465	1,492,850

				68,604,082

Georgia 0.9%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000	01/01/30	500	547,040
Burke Cnty. Dev. Auth. Poll. Ctrl. Rev., Oglethorpe Pwr. - Vogtle Proj., Ser. B, Rfdg.	5.500	01/01/33	1,000	1,006,340
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A, Rfdg.	8.750	06/01/29	2,000	2,303,380
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150	02/01/20	1,000	1,069,560
Marietta Dev. Auth. Rev., Life Univ., Rfdg. (Pre-refunded 06/15/18)(ee)	7.000	06/15/39	1,000	1,036,310
Priv. Colleges & Univs. Auth. Rev., Savannah Clg. Art & Design Proj.	5.000	04/01/44	1,500	1,632,705

				7,595,335

Guam 0.2%
Guam Govt., Ser. A, GO (Pre-refunded 11/15/19)(ee)	7.000	11/15/39	1,000	1,115,450
Guam Govt. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/35	500	541,105

				1,656,555

Hawaii 0.9%
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. A, Rfdg.	5.500	07/01/40	1,000	1,078,020
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. B	5.750	07/01/40	500	542,360
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., 15 Craigside Proj., Ser. A (Pre-refunded 11/15/19)(ee)	9.000	11/15/44	1,000	1,153,780
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500	07/01/43	2,500	2,815,625
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co.	6.500	07/01/39	1,000	1,081,140
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co., Ser. B, AMT, Rfdg.	4.000	03/01/37	1,000	1,031,580

				7,702,505

See Notes to Financial Statements.

Prudential Muni High Income Fund	21

Schedule of Investments (unaudited) (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Idaho 0.2%
Idaho Hlth. Facs. Auth. Rev., Madison Mem. Hosp., Rfdg.	5.000%	09/01/37	1,000	$1,069,890
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Ser. A	6.750	11/01/37	1,000	1,048,950

				2,118,840

Illinois 12.3%
Chicago Brd. of Edu., GO, Ser. A., Rfdg.	7.000	12/01/44	3,000	3,472,410
Chicago Brd. of Edu., Ser. A	7.000	12/01/46	1,500	1,777,050
Chicago Brd. of Edu., Spl. Tax	6.000	04/01/46	1,500	1,757,775
Chicago O’Hare Int’l. Arpt. Rev., Gen., Sr. Lien, Ser. D, AMT	5.000	01/01/52	1,000	1,109,230
Chicago O’Hare Int’l. Arpt. Rev., Gen., Third Lien, Ser. C (Pre-refunded 01/01/21)(ee)	6.500	01/01/41	1,000	1,159,970
Chicago O’Hare Int’l. Arpt. Rev., Gen., Third Lien, Ser. C, AMT, Rfdg.	5.375	01/01/39	1,500	1,672,980
Chicago O’Hare Int’l. Arpt. Rev., Ser. C, AMT, Rfdg.	4.375	01/01/40	2,000	2,066,360
Chicago O’Hare Int’l. Arpt. Rev., Sr. Lien, Ser. G, AMT	5.000	01/01/52	1,000	1,109,230
Chicago Transit Auth. Rev., Second Lien	5.000	12/01/46	5,000	5,405,100
Chicago Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000	01/01/39	3,355	3,631,485
Chicago, IL, GO, Ser. 2003 B, Rmkt., Rfdg.	5.000	01/01/23	750	821,610
Chicago, IL, GO, Ser. 2005 D, Rmkt., Rfdg.	5.500	01/01/37	5,790	6,277,228
Chicago, IL, GO, Ser. 2007 E, Rmkt., Rfdg.	5.500	01/01/35	3,000	3,260,220
Chicago, IL, GO, Ser. A	5.500	01/01/39	1,840	1,993,658
Chicago, IL, GO, Ser. A, Rfdg.	5.000	01/01/34	3,600	3,784,716
Chicago, IL, GO, Ser. A, Rfdg.	6.000	01/01/38	2,500	2,861,725
Chicago, IL, GO, Ser. C, Rfdg.	5.000	01/01/26	1,000	1,107,170
Chicago, IL, GO, Ser. C, Rfdg.	5.000	01/01/38	2,500	2,660,000
Illinois Fin. Auth. Rev., Cent. DuPage Hlth., Ser. B, Rfdg.	5.500	11/01/39	1,500	1,616,565
Illinois Fin. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,000	1,061,340
Illinois Fin. Auth. Rev., Illinois Inst. of Tech., Ser. A, Rfdg.	5.000	04/01/36	5,000	4,922,950
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A, Rfdg.	6.000	08/15/39	1,500	1,621,635
Illinois Fin. Auth. Rev., Presence Health Netw., Ser. C, Rfdg.	4.000	02/15/41	6,000	6,083,400
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Pre-refunded 05/01/20)(ee)	6.000	05/01/28	1,500	1,674,255

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Pre-refunded 08/15/19)(ee)	7.750%	08/15/34	10	$11,154
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A, Rfdg. (Pre-refunded 08/15/19)(ee)	7.750	08/15/34	990	1,104,216
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr. Oblig. Grp., Ser. A (Pre-refunded 11/01/18)(ee)	7.250	11/01/38	3,405	3,611,071
Illinois Fin. Auth. Rev., Silver Cross & Med. Ctrs. (Pre-refunded 08/15/19)(ee)	7.000	08/15/44	3,000	3,306,480
Illinois Fin. Auth. Rev., Swedish Covenant, Ser. A, Rfdg. (Pre-refunded 02/15/20)(ee)	6.000	08/15/38	1,500	1,660,770
Illinois St., GO	4.000	06/01/36	3,000	2,885,550
Illinois St., GO	5.000	01/01/32	1,335	1,418,531
Illinois St., GO	5.000	05/01/33	950	1,005,556
Illinois St., GO	5.000	03/01/36	1,800	1,860,696
Illinois St., GO	5.000	05/01/36	2,000	2,104,080
Illinois St., GO	5.000	02/01/39	2,165	2,251,925
Illinois St., GO	5.000	05/01/39	1,000	1,046,810
Illinois St., GO	5.250	07/01/31	1,000	1,076,910
Illinois St., GO, Rfdg.	5.000	08/01/25	1,000	1,067,290
Illinois St., GO, Rfdg., AGM	4.000	02/01/31	500	515,610
Illinois St., GO, Ser. A	5.000	01/01/33	2,000	2,067,380
Illinois St., GO, Ser. C	5.000	11/01/29	2,000	2,178,700
Illinois St., GO, Ser. D	5.000	11/01/28	2,500	2,729,850
Railsplitter Tob. Settlement Auth. Rev.	6.000	06/01/28	2,250	2,535,345
Regl. Transn. Auth. Rev., Ser. A	4.000	06/01/38	4,015	4,192,905
Regl. Transn. Auth. Rev., Ser. A	4.000	06/01/39	3,015	3,141,751
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,541,220

				106,221,862

Indiana 0.8%
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000	10/01/39	1,000	1,008,780
Indianapolis Loc. Pub. Impt. Bank Rev., Wtrwks Proj., Ser. A	5.750	01/01/38	815	857,331
Indianapolis Loc. Pub. Impt. Bank Rev., Wtrwks Proj., Ser. A (Pre-refunded 01/01/19)(ee)	5.750	01/01/38	185	195,007
Valparaiso Rev., Pratt Paper LLC Proj., AMT	5.875	01/01/24	900	1,006,425
Valparaiso Rev., Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,785,060
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc. (Pre-refunded 09/01/21)(ee)	7.750	09/01/31	1,500	1,854,000

				6,706,603

See Notes to Financial Statements.

Prudential Muni High Income Fund	23

Schedule of Investments (unaudited) (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Iowa 1.4%
Ames Hosp. Rev, Mary Greeley Med. Ctr. (Prerefunded 06/15/20)(ee)	5.250%	06/15/36	1,000	$1,102,200
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.000	12/01/19	420	435,263
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.250	12/01/25	4,600	4,902,358
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.500	12/01/22	5,600	5,734,344

				12,174,165

Kansas 0.1%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth., Rfdg.	5.750	11/15/38	1,000	1,086,750

Kentucky 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Baptist Healthcare Sys., Ser. B	5.000	08/15/46	2,000	2,172,340
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A (Pre-refunded 06/01/20)(ee)	6.375	06/01/40	3,500	3,952,165
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	6.250	06/01/39	500	531,515
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. B	5.625	09/01/39	500	530,360

				7,186,380

Louisiana 0.8%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev., Westlake Chem. Corp., Ser. A-2	6.500	11/01/35	1,000	1,127,790
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev., Woman’s Hosp. Fndtn., Ser. A (Pre-refunded 10/01/20)(ee)	6.000	10/01/44	2,000	2,267,900
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,113,470
Louisiana Pub. Facs. Auth. Rev., Provident Group-Flagship Pptys., Rfdg.	5.000	07/01/57	1,000	1,102,210
New Orleans Sewerage Serv. Rev.	5.000	06/01/45	500	556,230
New Orleans Sewerage Serv. Rev., Rfdg.	5.000	06/01/44	1,000	1,102,280

				7,269,880

Maine 0.6%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., E. Maine Healthcare, Ser. A	4.000	07/01/46	3,000	2,607,180

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Maine (cont’d.)
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500%	07/01/32	2,000	$2,274,940

				4,882,120

Maryland 1.7%
Anne Arundel Cnty. Tax Alloc., Vlg. South Waugh Chapel Proj.	6.250	07/01/40	2,000	2,060,920
Baltimore Rev., Convention Ctr. Hotel, Rfdg.	5.000	09/01/46	1,000	1,122,930
Frederick Cnty. Spl. Oblig. Rev., Jefferson Tech. Park, Ser. B	7.125	07/01/43	1,995	2,165,872
Frederick Cnty. Spl. Oblig. Tax, Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500	07/01/40	4,510	4,788,086
Howard Cnty. Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,461,592
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Potomac Elect. Pwr. Co., Rfdg.	6.200	09/01/22	1,000	1,067,580
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Charlestown Cmnty., Rfdg. (Pre-refunded 01/01/21)(ee)	6.250	01/01/41	1,500	1,728,375
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	600	699,864

				15,095,219

Massachusetts 1.0%
Massachusetts St. Dev. Fin. Agcy. Rev., SABIS Intl. Chrt. Sch., Rfdg.	5.000	04/15/40	1,250	1,350,750
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Rfdg. (Pre-refunded 01/01/21)(ee)	7.250	01/01/32	1,200	1,419,768
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Ser. I, Unrefunded, Rfdg.	7.250	01/01/32	800	927,584
Massachusetts St. Dev. Fin. Agcy. Rev., UMass Mem. Healthcare, Rfdg.	5.000	07/01/38	2,130	2,357,399
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000	07/01/32	3,000	3,007,740

				9,063,241

Michigan 2.2%
Michigan Fin. Auth. Rev., Henry Ford Hlth., Rfdg.	4.000	11/15/46	4,000	4,082,240
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr.	5.000	07/01/35	500	555,690
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr., Ser. C-1	5.000	07/01/44	1,000	1,087,770

See Notes to Financial Statements.

Prudential Muni High Income Fund	25

Schedule of Investments (unaudited) (continued)

as of October 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Michigan (cont’d.)
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375%		10/15/41	750	$851,542
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Hlth. (Pre-refunded 11/15/19)(ee)	5.750		11/15/39	1,000	1,091,880
Michigan St. Strategic Fund Rev., Var. Detroit Ed., Rmkt., Rfdg.	5.625		07/01/20	1,000	1,103,430
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500		12/01/20	1,600	1,645,024
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. V, Rfdg. (Pre-refunded 09/01/18)(ee)	8.250		09/01/39	2,150	2,277,065
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. W, Rfdg. (Pre-refunded 08/01/19)(ee)	6.000		08/01/39	1,000	1,082,730
Star Intl. Academy Rev., Pub. Sch. Academy, Rfdg.	5.000		03/01/33	2,000	2,071,720
Summit Academy Rev., Rfdg.	6.250		11/01/25	1,910	1,912,655
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000		12/01/28	1,500	1,683,930

					19,445,676

Minnesota 0.5%
Hugo Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000		07/01/44	1,250	1,267,500
St. Cloud Rev., Centracare Hlth., Ser. A, Rfdg.	4.000		05/01/37	1,250	1,324,937
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded 11/15/25)(ee)	5.000		11/15/44	1,000	1,228,340
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT, 144A	4.500		10/01/37	1,000	908,000

					4,728,777

Mississippi 0.5%
Mississippi St. Bus. Fin. Comm. Gulf Opp. Zone, Var. Rev., Chevron USA, Inc. Proj., Ser. F, FRDD (Mandatory put date 11/01/17)	0.910	(cc)	11/01/35	3,100	3,100,000
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj. Rev., Ser. A	6.500		09/01/32	1,000	1,041,770

					4,141,770

Missouri 2.2%
Joplin Indl. Dev. Auth. Rev., Freeman Hlth. Sys., Rfdg.	5.000		02/15/35	1,000	1,092,780
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875		11/01/39	1,500	1,532,550

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Missouri (cont’d.)
Missouri St. Hlth. & Ed. Facs. Auth. Rev., BJC Hlth. Sys., Ser. A	4.000%	01/01/45	2,010	$2,079,687
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs.	6.000	02/01/41	1,000	1,088,550
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,282,840
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Svcs., Ser. A	5.000	02/01/46	1,000	1,088,650
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Mercy Health, Ser. C, Rfdg.	4.000	11/15/49	1,500	1,534,815
Missouri St. Hlth. & Ed. Facs. Auth. Rev., St. Louis Clg. Pharmacy, Ser. B	5.000	05/01/45	1,500	1,608,375
Poplar Bluff Regl. Transn. Dev. Dist., Transn. Sales Tax Rev.	4.750	12/01/42	2,100	2,220,162
St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Vlg. Sunset Hills, Ser. A	5.875	09/01/43	1,000	1,146,360
St. Louis Cnty. Indl. Dev. Auth. Rev., St. Andrews Res. Srs. Oblig., Ser. A, Rfdg.	5.125	12/01/45	1,000	1,052,290

				18,727,059

Nevada 0.3%
Clark Cnty. Impt. Dist. Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	1,370	1,408,730
Nevada St. Dept. of Bus. & Ind. Rev., Somerset Acad., Ser. A, 144A	5.125	12/15/45	1,000	1,019,570

				2,428,300

New Jersey 8.6%
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., AMT, Rfdg.	5.750	09/15/27	1,530	1,694,383
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250	09/15/29	5,000	5,474,350
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875	09/15/19	1,535	1,593,929
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125	09/15/23	5,000	5,504,850
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625	11/15/30	2,275	2,585,424
New Jersey Econ. Dev. Auth. Rev., Goethals Bridge, AMT	5.375	01/01/43	1,390	1,547,153
New Jersey Econ. Dev. Auth. Rev., N. Star Academy Chrt. Sch. Newark	5.000	07/15/47	1,000	1,073,880

See Notes to Financial Statements.

Prudential Muni High Income Fund	27

Schedule of Investments (unaudited) (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
New Jersey Econ. Dev. Auth. Rev., Provident Grp., Rowan Pptys. LLC, Ser. A	5.000%	01/01/48	1,000	$1,061,700
New Jersey Econ. Dev. Auth. Rev., Ser. AAA,	5.000	06/15/41	2,000	2,140,440
New Jersey Econ. Dev. Auth. Rev., Ser. BBB, Rfdg.	5.500	06/15/30	1,500	1,751,565
New Jersey Econ. Dev. Auth. Rev., Ser. DDD	5.000	06/15/42	1,000	1,071,730
New Jersey Econ. Dev. Auth. Rev., Ser. WW	5.250	06/15/40	1,250	1,355,962
New Jersey Econ. Dev. Auth. Rev., Sub-Ser. A, Rfdg.	4.000	07/01/34	2,500	2,490,850
New Jersey Econ. Dev. Auth. Rev., Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,904,952
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.000	06/15/37	1,500	1,559,415
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.125	06/15/43	1,100	1,146,486
New Jersey Econ. Dev. Auth. Rev., United Airlines, Inc. Proj., Rmkt., AMT	5.500	06/01/33	2,000	2,231,220
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	500	584,200
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	4.000	07/01/41	1,500	1,540,560
New Jersey Healthcare Facs. Fin. Auth. Rev., Barnabas Hlth., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.625	07/01/37	1,000	1,153,070
New Jersey Healthcare Facs. Fin. Auth. Rev., Hackensack Meridian Hlth., Rfgd.	4.000	07/01/52	1,000	1,020,090
New Jersey Healthcare Facs. Fin. Auth. Rev., Inspira Hlth. Obligated Grp.	4.000	07/01/47	750	762,008
New Jersey Healthcare Facs. Fin. Auth. Rev., Princeton Healthcare Sys., Ser. A, Rfdg.	5.000	07/01/39	1,000	1,115,980
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Barnabas Healthcare Sys. Oblig., Ser. A, Rfdg.	5.000	07/01/43	1,500	1,687,395
New Jersey Healthcare Facs. Fin. Auth. Rev., St. Joseph’s Healthcare Sys. Oblig., Rfdg.	4.000	07/01/48	1,500	1,474,920
New Jersey Healthcare Facs. Fin. Auth. Rev., University Hosp., Ser. A, AGM, Rfdg.	5.000	07/01/46	1,500	1,672,440
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	5.750	07/01/33	2,000	2,147,020
New Jersey St. Edl. Facs. Auth. Univ. Med. & Dentistry Rev., Ser. B, Rfdg. (Pre-refunded 06/01/19)(ee)	7.500	12/01/32	1,000	1,098,500
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Fed. Hwy. Reimbursement Nts., Ser. A1	5.000	06/15/28	1,250	1,409,250
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Trans. Sys., Ser. A	5.875	12/15/38	2,000	2,091,240

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Trans. Sys., Ser. AA	5.000%		06/15/45	1,200	$1,279,716
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Trans. Sys., Ser. AA	5.250		06/15/41	1,000	1,090,270
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000		11/01/39	750	816,855
Tob. Settlement Fing. Corp. Rev., Ser. 1A, Rfdg.	4.625		06/01/26	6,030	6,054,361
Tob. Settlement Fing. Corp. Rev., Ser. 1A, Rfdg.	4.750		06/01/34	3,000	2,902,890
Tob. Settlement Fing. Corp. Rev., Ser. 1A, Rfdg.	5.000		06/01/41	8,610	8,253,546

					74,342,600

New York 4.4%
Brooklyn Arena Loc. Dev. Corp. Rev., Barclays Ctr. Proj. (Pre-refunded 01/15/20)(ee)	6.375		07/15/43	1,250	1,393,375
Buffalo & Erie Cnty. Indl. Land Dev. Corp. Rev., Tapestry Chrt. Sch. Proj., Ser. A	5.000		08/01/47	750	776,880
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rdfg., 144A	5.000		01/01/35	1,000	1,072,000
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev., Asset Bkd., 1st Sub., Ser. B, CABS	7.130	(f)	06/01/47	5,000	629,450
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev., Asset Bkd., 2nd Sub., Ser. C, CABS	7.660	(f)	06/01/50	4,000	345,480
Glen Cove Loc. Econ. Asst. Corp. Rev., Garvies Pt. Impt. Proj., Ser. A	5.000		01/01/56	2,105	2,143,606
Glen Cove Loc. Econ. Asst. Corp. Rev., Garvies Pt. Impt. Proj., Ser. C, CABS (Convert to Fixed on 01/01/24)	0.000	(cc)	01/01/55	1,000	771,380
Jefferson Cnty. Civic Facs. Dev. Corp. Rev., Samaritan Med. Ctr. Proj., Rfdg.	4.000		11/01/47	1,000	974,950
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750		11/15/51	1,750	2,017,925
New York Liberty Dev. Corp. Rev., Class 1-3 World Trade Ctr., Rfdg., 144A	5.000		11/15/44	5,000	5,434,850
New York St. Dorm. Auth. Rev., Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A (Pre-refunded 07/01/20)(ee)	6.000		07/01/40	1,000	1,124,050
New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., Rfdg.	5.000		12/01/45	1,000	1,069,530
New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., Rfdg., 144A	5.000		12/01/37	200	216,942
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	4.000		07/01/41	3,000	3,076,680
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	4.000		07/01/46	2,000	2,039,220

See Notes to Financial Statements.

Prudential Muni High Income Fund	29

Schedule of Investments (unaudited) (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

New York (cont’d.)
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	5.250%	01/01/50	7,250	$8,036,552
Onondaga Civic Dev. Corp. Rev., St. Joseph Hosp. Hlth. Ctr., Ser. 2012 (Pre-refunded 07/01/22)(ee)	5.000	07/01/42	1,000	1,160,500
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000	12/01/20	500	542,385
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	6.000	12/01/42	2,500	2,771,550
TSASC, Inc., Rev., Ser. 1, Rfdg.	5.000	06/01/41	2,000	2,204,680

				37,801,985

North Carolina 0.4%
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000	01/01/39	750	784,080
North Carolina Med. Care Commn. Rev., Pennybyrn at Maryfield, Rfdg.	5.000	10/01/35	1,000	1,050,600
North Carolina Tpk. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/51	1,250	1,364,613

				3,199,293

North Dakota 0.1%
Burleigh Cnty. Rev., St. Alexius Med. Ctr. Proj., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.000	07/01/35	750	843,795

Ohio 4.2%
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.125	06/01/24	4,620	4,324,181
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.375	06/01/24	2,995	2,842,824
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/30	6,500	6,164,795
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/47	8,655	8,102,898
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	6.500	06/01/47	4,425	4,407,388
Cuyahoga Cnty. Hosp. Rev., Metro Hlth. Sys., Rfdg.	5.000	02/15/57	1,000	1,044,490
Cuyahoga Cnty. Hosp. Rev., Metro Hlth. Sys., Rfdg.	5.500	02/15/57	1,000	1,099,040
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj., Ser. A	4.000	11/01/45	2,000	2,065,000
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000	06/01/42	1,250	1,378,163
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Rfdg.	6.250	12/01/34	600	689,922

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Ohio (cont’d.)
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000%	11/15/41	750	$872,415
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500	11/15/37	875	1,041,924
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250	08/01/41	1,200	1,328,172
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,099,990

				36,461,202

Oklahoma 0.7%
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg. (Pre-refunded 02/15/22)(ee)	5.000	02/15/42	1,500	1,724,520
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,000	1,110,680
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser A, Rfdg. (Pre-refunded 05/01/20)(ee)	7.125	11/01/30	1,000	1,141,080
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, AMT, Rfdg. (Mandatory put date 06/01/25)	5.000	06/01/35	1,250	1,363,425
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, Ser. A, AMT, Rfdg.	5.500	06/01/35	1,000	1,084,210

				6,423,915

Oregon 0.3%
Multnomah Cnty. Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400	10/01/44	1,000	1,072,560
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000	05/15/42	1,000	1,090,860

				2,163,420

Pennsylvania 7.0%
Allentown Neighborhood Impt. Zone Dev. Auth. Rev., City Ctr. Proj., 144A	5.000	05/01/42	1,000	1,071,840
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj. (Pre-refunded 07/01/19)(ee)	7.250	07/01/39	1,000	1,097,600
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375	12/01/41	2,700	3,004,722
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,057,990
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	5.250	01/01/41	1,000	1,032,730

See Notes to Financial Statements.

Prudential Muni High Income Fund	31

Schedule of Investments (unaudited) (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont’d.)
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	6.125%	01/01/45	2,000	$2,096,020
Doylestown Hosp. Auth. Rev., Doylestown Hosp., Ser. A, Rfdg.	5.000	07/01/46	2,155	2,308,113
East Hempfield Township Indl. Dev. Auth. Rev., Student Svcs. Inc., Student Hsg. Proj.	5.000	07/01/46	1,000	1,060,940
Geisinger Auth. Hlth. Sys. Rev., Ser. A-1	5.125	06/01/41	1,450	1,561,911
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,153,560
Pennsylvania Econ. Dev. Fin. Auth. Rev., Swr. Sludge Disp., Philadelphia Biosolids Fac.	6.250	01/01/32	750	788,895
Pennsylvania Econ. Dev. Fin. Auth. Rev., US Airways Grp., Ser. B, Gty. Agmt.	8.000	05/01/29	490	545,708
Pennsylvania Tpk. Commn. Rev., Ser. A-1	5.000	12/01/41	5,170	5,855,025
Pennsylvania Tpk. Commn. Rev., Ser. A-1	5.000	12/01/46	3,950	4,451,294
Pennsylvania Tpk. Commn. Rev., Sub., Ser. A	5.500	12/01/42	1,500	1,764,795
Pennsylvania Tpk. Commn. Rev., Sub., Ser. A	5.500	12/01/46	1,740	2,050,155
Pennsylvania Tpk. Commn. Rev., Sub., Ser. A-1	5.000	12/01/46	2,000	2,212,480
Pennsylvania Tpk. Commn. Rev., Sub., Ser. B-1	5.250	06/01/47	2,000	2,300,320
Philadelphia Auth. for Indl. Dev. Rev., First Philadelphia Preparatory Chrt., Ser. A, Rfdg.	7.250	06/15/43	2,000	2,312,940
Philadelphia Auth. for Indl. Dev. Rev., Gtr. Philadelphia Hlth Action, Rfdg.	6.625	06/01/50	3,000	3,127,500
Philadelphia Auth. for Indl. Dev. Rev., Mariana Bracetti Academy	7.625	12/15/41	2,000	2,321,800
Philadelphia Auth. for Indl. Dev. Rev., New Fndtn. Chrt. Sch. Proj.	6.625	12/15/41	1,000	1,122,450
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Rfdg.	5.000	07/01/34	1,000	1,109,050
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625	07/01/42	6,750	7,424,190
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.000	07/01/34	4,275	4,285,474
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.500	07/01/30	500	501,375
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. B, Rfdg.	5.500	07/01/26	750	752,063
Susquehanna Area Regl. Arpt. Auth., Arpt. Sys. Rev., Ser. A, AMT	6.500	01/01/38	1,500	1,511,190

				60,882,130

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Puerto Rico 0.6%
Puerto Rico Comnwlth. Adequate & Swr. Auth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.750%		07/01/37	1,350	$862,312
Puerto Rico Comnwlth. Adequate & Swr. Auth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000		07/01/47	1,125	717,187
Puerto Rico Comnwlth., GO, Ser. A, Rfdg.(d)	8.000		07/01/35	5,200	1,547,000
Puerto Rico Elec. Pwr. Auth. Rev., Ser. A(d)	6.750		07/01/36	2,000	687,500
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX(d)	5.250		07/01/40	2,000	687,500
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A , CABS	19.420	(t)	08/01/33	5,000	269,800
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A(d)	5.375		08/01/39	1,500	226,875
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A(d)	5.750		08/01/37	1,000	151,250
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A(d)	6.000		08/01/42	2,150	325,188

					5,474,612

Rhode Island 0.3%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A (Pre-refunded 05/15/19)(ee)	7.000		05/15/39	2,000	2,179,880
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000		06/01/40	600	637,674

					2,817,554

South Carolina 0.5%
South Carolina Prt. Auth. Rev, AMT	4.000		07/01/45	1,500	1,536,780
South Carolina St. Pub. Svc. Auth. Rev., Ser. E, Rfdg.	5.250		12/01/55	2,500	2,822,425

					4,359,205

South Dakota 0.2%
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000		07/01/42	1,655	1,781,343

Tennessee 1.2%
Bristol Indl. Dev. Brd. Sales Tax Rev., Ser. A, 144A	5.125		12/01/42	2,000	1,946,240
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth., Ser. A	5.250		01/01/45	2,000	2,148,300
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, Rfdg.	6.000		07/01/38	1,000	1,076,210
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000		07/01/37	850	893,545

See Notes to Financial Statements.

Prudential Muni High Income Fund	33

Schedule of Investments (unaudited) (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Tennessee (cont’d.)
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Vanderbilt Univ. Med. Ctr., Ser. A	4.000%	07/01/47	2,000	$2,033,640
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250	12/01/42	1,100	1,140,084
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/22	1,000	1,123,710

				10,361,729

Texas 10.4%
Arlington Higher Edu. Fin. Corp. Rev., Wayside Schs., Ser. A	4.625	08/15/46	1,050	1,056,458
Austin Convention Enterprises, Inc., Sub., Second Tier, Ser. B, Rfdg.	5.000	01/01/32	1,000	1,139,390
Austin Convention Enterprises, Inc., Sub., Second Tier, Ser. B, Rfdg.	5.000	01/01/34	1,050	1,185,692
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndt., Rfdg.	5.000	07/15/41	1,250	1,333,463
Board of Managers Jt., Guadalupe Cnty., City of Seguin Hosp. Rev., Rfdg.	5.000	12/01/45	500	513,000
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., AMT, Rmkt., Rfdg.(d)^	5.400	05/01/29	2,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. A, AMT, Elec. Rmkt., Rfdg.(d)^	8.250	10/01/30	3,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.(d)^	5.400	10/01/29	1,000	—
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt., Rfdg.	6.125	04/01/45	2,050	2,225,992
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien (Pre-refunded 01/01/20)(ee)	5.750	01/01/25	1,000	1,094,180
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien (Pre-refunded 01/01/21)(ee)	6.000	01/01/41	2,000	2,292,420
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000	01/01/45	1,000	1,112,100
Central Tex. Regl. Mobility Auth. Rev., Sub., Rfdg.	4.000	01/01/41	1,000	1,005,500
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.000	08/15/42	1,000	1,054,240
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch. (Pre-refunded 08/15/21)(ee)	5.750	08/15/41	1,000	1,160,240
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000	08/15/43	1,000	1,159,650
Clifton Higher Ed. Fin. Corp. Rev., Tejano Cmnty. Ctr., Ser. A, Rfdg.	9.000	02/15/38	2,000	2,023,660
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A (Pre-refunded 12/01/20)(ee)	6.125	12/01/40	3,000	3,429,810

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250%		09/01/44	1,370	$1,456,241
Grand Parkway Transn. Corp., 1st Tier Toll Rev., Ser. A	5.125		10/01/43	2,000	2,222,960
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Houston Methodist Hosp. Oblig.	4.000		12/01/45	1,500	1,537,515
Houston Arpt. Sys. Rev., Ser. B-1, AMT	5.000		07/15/35	2,000	2,153,320
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., AMT, Rfdg.	6.625		07/15/38	1,500	1,655,880
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000		07/01/32	1,000	1,105,660
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, AMT, Rfdg.	5.000		07/01/25	250	277,205
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	5.000		02/15/42	1,250	1,319,375
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A (Pre-refunded 05/15/21)(ee)	6.500		05/15/31	465	546,361
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A, (Pre-refunded 05/15/21)(ee)	6.500		05/15/31	535	628,609
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000		08/15/35	3,000	3,278,550
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp, Inc., Ser. A (Pre-refunded 08/15/19)(ee)	6.375		08/15/44	1,000	1,089,290
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Lifeschools of Dallas, Ser. A (Pre-refunded 08/15/19)(ee)	7.500		08/15/41	2,000	2,218,160
Lower Neches Vly. Auth. Indl. Dev. Corp. Rev., ExxonMobil Proj., FRDD (Mandatory put date 11/01/17)	0.920	(cc)	11/01/38	1,000	1,000,000
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000		06/01/30	1,000	1,051,580
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000		06/01/30	1,800	1,892,844
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt., Rfdg.	6.300		11/01/29	1,000	1,087,430
New Hope Cultural Ed. Facs. Corp. Rev., CHF Collegiate Housing, Tarleton St. Proj., Ser. A	5.000		04/01/47	1,000	1,062,260
New Hope Cultural Ed. Facs. Corp. Rev., Jubilee Academic Ctr., Ser. A, 144A	5.125		08/15/47	1,000	1,004,530
New Hope Cultural Ed. Facs. Corp. Rev., Jubilee Academic Ctr., Ser. A, Rfdg., 144A	5.000		08/15/46	2,000	1,978,760

See Notes to Financial Statements.

Prudential Muni High Income Fund	35

Schedule of Investments (unaudited) (continued)

as of October 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
New Hope Cultural Ed. Facs. Corp. Rev., MRC Crestview, Rfdg.	5.000%		11/15/46	1,150	$1,184,535
New Hope Cultural Ed. Facs. Corp. Rev., Westminster Manor Proj., Rfdg.	4.000		11/01/36	1,250	1,258,463
North Tex. Twy. Auth. Rev., First Tier, Sys., Rfdg. (Pre-refunded 01/01/21)(ee)	6.000		01/01/38	2,000	2,292,420
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A, Rfdg.	5.750		01/01/40	450	453,483
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A, Rfdg.	6.250		01/01/39	195	205,526
North Tex. Twy. Auth. Rev., Ser. A, Rfdg.	4.000		01/01/38	2,000	2,095,100
Pharr Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Prerefunded 08/15/19)(ee)	6.500		08/15/39	175	191,338
Pharr Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Prerefunded 08/15/19)(ee)	6.500		08/15/39	825	902,022
Pottsboro Higher Ed. Fin. Corp. Rev., Ser. A	5.000		08/15/46	1,000	1,009,130
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B(d)^	6.150		08/01/22	1,000	—
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Pre-refunded 08/15/20)(ee)	6.700		08/15/40	1,000	1,146,370
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Barton Creek Sr. Living Ctr., Rfdg.	5.000		11/15/40	1,100	1,159,477
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Baylor Scott & White Hlth., Ser. A, Rfdg.	4.000		11/15/42	2,750	2,832,362
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Buckingham Sr. Lvng. Cmnty. Proj., Ser. A	5.500		11/15/45	1,900	1,963,460
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Hlth. Resources Sys. Oblig., Ser. A, Rfdg.	4.000		02/15/47	2,000	2,072,080
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Trinity Terrace Proj., Ser. A-1, Rfdg.	5.000		10/01/44	1,000	1,071,700
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. A	5.250		12/15/26	4,100	4,863,461
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. B, 3M LIBOR + 0.700%	1.584	(c)	12/15/26	1,500	1,470,060
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, Blueridge Transn., AMT	5.000		12/31/50	1,930	2,110,995
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, LBJ Infrastructure	7.000		06/30/40	4,670	5,270,702
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners	6.875		12/31/39	2,000	2,218,000
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750		06/30/43	500	579,005

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000%		12/31/38	1,500	$1,765,110
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A (Pre-refunded 02/15/20)(ee)	6.200		02/15/40	1,000	1,109,280

					89,576,404

Utah 0.3%
Salt Lake City Corp. Arpt. Rev., Ser. A, AMT	5.000		07/01/47	1,100	1,260,468
Utah Chrt. Sch. Fin. Auth. Rev., Spectrum Academy Proj., 144A	6.000		04/15/45	1,000	1,049,600

					2,310,068

Vermont 0.1%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj., Rfdg.	5.400		05/01/33	1,100	1,166,066

Virginia 1.5%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	3.820	(t)	07/15/40	1,000	844,270
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875		03/01/36	1,250	1,365,412
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.250		01/01/32	2,055	2,266,994
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.500		01/01/42	3,000	3,318,510
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Express Lanes LLC Proj., AMT	5.000		01/01/40	4,780	5,128,175

					12,923,361

Washington 1.5%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000		04/01/30	1,000	1,101,320
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.750		12/01/35	625	670,625
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp., Ser. A, Rfdg.	5.000		12/01/37	3,000	3,158,760
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250		06/01/32	1,160	1,258,635
Washington St. Healthcare Facs. Auth. Rev., Kadlec Regl. Med. Ctr., Rdfg. (Pre-refunded 12/01/21)(ee)	5.000		12/01/42	1,000	1,144,860
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.000		07/01/38	1,100	1,220,934
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.500		07/01/30	1,115	1,213,343

See Notes to Financial Statements.

Prudential Muni High Income Fund	37

Schedule of Investments (unaudited) (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Washington (cont’d.)
Washington St. Healthcare Facs. Auth. Rev., Virginia Mason Med. Ctr., Rfdg.	4.000%	08/15/42	1,000	$1,001,550
Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, Rfdg., 144A	7.375	01/01/44	2,000	2,334,460

				13,104,487

West Virginia 0.2%
Monongalia Cnty. Com. Special District, Rev., Univ. Town Ctr. Ser. A, Rfdg.	5.750	06/01/43	500	511,055
West Virginia Econ. Dev. Auth. Rev., Morgantown Energy Assoc., AMT, Rfdg.	2.875	12/15/26	870	850,251

				1,361,306

Wisconsin 1.4%
Pub. Fin. Auth. Arpt. Facs. Rev., Bancroft Neurohealth Proj., Ser. A, 144A	5.125	06/01/48	1,000	1,006,510
Pub. Fin. Auth. Arpt. Facs. Rev., Celanese Proj., Ser. C, AMT, Rfdg.	4.300	11/01/30	3,000	3,075,180
Pub. Fin. Auth. Arpt. Facs. Rev., Cornerstone Chrt. Academy Proj., Ser. A, 144A	5.125	02/01/46	1,000	934,250
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.000	07/01/42	1,500	1,600,635
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.250	07/01/28	1,000	1,092,650
Pub. Fin. Auth. Rev., Mountain Island Chrt. Sch., Ser. L, Rfdg.	5.000	07/01/47	1,000	1,050,090
Wisconsin Hlth. & Ed. Facs. Auth. Rev., Ascension Hlth. Credit Grp., Ser. A, Rfdg.	4.000	11/15/46	2,500	2,565,500
Wisconsin Hlth. & Ed. Facs. Auth. Rev., St. Johns Cmntys., Inc., Ser. B, Rfdg.	5.000	09/15/45	500	527,790

				11,852,605

Wyoming 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%	07/15/39	500	530,095

TOTAL INVESTMENTS 99.8% (cost $822,857,701)				862,964,250
Other assets in excess of liabilities 0.2%				1,399,338

NET ASSETS 100.0%				$864,363,588

See Notes to Financial Statements.

38

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

CDD—Community Development District

COP—Certificates of Participation

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

#	Principal amount shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $448,800 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(t)	Represents zero coupon or step bond. Rate quoted represents effective yield at October 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Muni High Income Fund	39

Schedule of Investments (unaudited) (continued)

as of October 31, 2017

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$9,753,520	$—
Alaska	—	2,600,000	—
Arizona	—	33,432,135	—
California	—	90,780,125	—
Colorado	—	23,013,324	—
Connecticut	—	3,534,650	—
Delaware	—	3,054,935	—
District of Columbia	—	10,223,267	—
Florida	—	68,155,282	448,800
Georgia	—	7,595,335	—
Guam	—	1,656,555	—
Hawaii	—	7,702,505	—
Idaho	—	2,118,840	—
Illinois	—	106,221,862	—
Indiana	—	6,706,603	—
Iowa	—	12,174,165	—
Kansas	—	1,086,750	—
Kentucky	—	7,186,380	—
Louisiana	—	7,269,880	—
Maine	—	4,882,120	—
Maryland	—	15,095,219	—
Massachusetts	—	9,063,241	—
Michigan	—	19,445,676	—
Minnesota	—	4,728,777	—
Mississippi	—	4,141,770	—
Missouri	—	18,727,059	—
Nevada	—	2,428,300	—
New Jersey	—	74,342,600	—
New York	—	37,801,985	—
North Carolina	—	3,199,293	—
North Dakota	—	843,795	—
Ohio	—	36,461,202	—
Oklahoma	—	6,423,915	—
Oregon	—	2,163,420	—
Pennsylvania	—	60,882,130	—
Puerto Rico	—	5,474,612	—
Rhode Island	—	2,817,554	—
South Carolina	—	4,359,205	—
South Dakota	—	1,781,343	—
Tennessee	—	10,361,729	—

See Notes to Financial Statements.

40

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Municipal Bonds (continued)
Texas	$—	$89,576,404	$—
Utah	—	2,310,068	—
Vermont	—	1,166,066	—
Virginia	—	12,923,361	—
Washington	—	13,104,487	—
West Virginia	—	1,361,306	—
Wisconsin	—	11,852,605	—
Wyoming	—	530,095	—

Total	$—	$862,515,450	$448,800

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2017 were as follows:

Health Care	21.8%
Corporate Backed IDB & PCR	12.6
Transportation	10.0
Tobacco Appropriated	9.8
Education	9.6
Pre-Refunded	8.4
Special Tax/Assessment District	8.2
Power	6.5
General Obligation	6.2
Lease Backed Certificate of Participation	2.3%
Other	1.9
Water & Sewer	1.7
Solid Waste/Resource Recovery	0.8

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

Prudential Muni High Income Fund	41

Statement of Assets & Liabilities (unaudited)

as of October 31, 2017

Assets
Unaffiliated investments (cost $822,857,701)	$862,964,250
Cash	190,879
Interest receivable	14,402,226
Receivable for investments sold	1,115,276
Receivable for Fund shares sold	1,103,166
Prepaid expenses	7,565

Total Assets	879,783,362

Liabilities
Payable for investments purchased	12,386,210
Payable for Fund shares reacquired	1,931,973
Dividends payable	414,939
Management fee payable	366,740
Distribution fee payable	185,337
Accrued expenses and other liabilities	121,303
Affiliated transfer agent fee payable	12,977
Deferred trustees’ fees	295

Total Liabilities	15,419,774

Net Assets	$864,363,588

Net assets were comprised of:
Shares of beneficial interest, at par	$844,172
Paid-in capital in excess of par	854,012,764

854,856,936
Undistributed net investment income	6,720,568
Accumulated net realized loss on investment transactions	(37,320,465)
Net unrealized appreciation on investments	40,106,549

Net assets, October 31, 2017	$864,363,588

See Notes to Financial Statements.

42

Class A
Net asset value and redemption price per share
($344,309,330 ÷ 33,602,972 shares of beneficial interest issued and outstanding)	$10.25
Maximum sales charge (4.00% of offering price)	0.43

Maximum offering price to public	$10.68

Class B
Net asset value, offering price and redemption price per share
($35,999,463 ÷ 3,512,291 shares of beneficial interest issued and outstanding)	$10.25

Class C
Net asset value, offering price and redemption price per share
($113,910,336 ÷ 11,116,379 shares of beneficial interest issued and outstanding)	$10.25

Class Q
Net asset value, offering price and redemption price per share
($10,139 ÷ 991 shares of beneficial interest issued and outstanding)	$10.23

Class Z
Net asset value, offering price and redemption price per share
($370,134,320 ÷ 36,184,551 shares of beneficial interest issued and outstanding)	$10.23

See Notes to Financial Statements.

Prudential Muni High Income Fund	43

Statement of Operations (unaudited)

Six Months Ended October 31, 2017

Net Investment Income (Loss)
Income
Interest income	$20,347,818

Expenses
Management fee	2,159,783
Distribution fee-Class A	431,295
Distribution fee-Class B	99,017
Distribution fee-Class C	586,611
Transfer agent’s fees and expenses (including affiliated expense of $70,100)	289,000
Custodian and accounting fees	70,000
Registration fees	66,000
Shareholders’ reports	24,000
Audit fee	20,000
Legal fees and expenses	14,000
Trustees’ fees	10,000
Miscellaneous	12,309

Total expenses	3,782,015
Less: Custodian fee credit	(1,006)

Net expenses	3,781,009

Net investment income (loss)	16,566,809

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	1,842,815
Net change in unrealized appreciation (depreciation) on investments	8,129,504

Net gain (loss) on investment transactions	9,972,319

Net Increase (Decrease) In Net Assets Resulting From Operations	$26,539,128

See Notes to Financial Statements.

44

Statement of Changes in Net Assets (unaudited)

	Six Months Ended October 31, 2017	Year Ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,566,809	$34,518,294
Net realized gain (loss) on investment transactions	1,842,815	(8,000,348)
Net change in unrealized appreciation (depreciation) on investments	8,129,504	(22,699,331)

Net increase (decrease) in net assets resulting from operations	26,539,128	3,818,615

Dividends from net investment income
Class A	(6,517,952)	(15,229,295)
Class B	(700,366)	(1,876,337)
Class C	(1,783,284)	(4,095,111)
Class Q	(141)	—
Class Z	(7,331,751)	(13,011,829)

	(16,333,494)	(34,212,572)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	92,228,500	276,955,418
Net asset value of shares issued in reinvestment of dividends	13,751,778	29,041,593
Cost of shares reacquired	(94,583,570)	(293,230,356)

Net increase (decrease) in net assets from Fund share transactions	11,396,708	12,766,655

Total increase (decrease)	21,602,342	(17,627,302)

Net Assets:
Beginning of period	842,761,246	860,388,548

End of period(a)	$864,363,588	$842,761,246

(a) Includes undistributed net investment income of:	$6,720,568	$6,487,253

See Notes to Financial Statements.

Prudential Muni High Income Fund	45

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 4—Prudential Muni High Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and currently consists of one investment portfolio: the Prudential Muni High Income Fund. The Fund is a diversified fund.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to

46

value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Prudential Muni High Income Fund	47

Notes to Financial Statements (unaudited) (continued)

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

48

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to $1 billion and .45% of the average daily net assets in excess of $1 billion. The effective management fee rate was .50% for the six months ended October 31, 2017.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, .50% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively.

PIMS has advised the Fund that it has received $187,675 in front-end sales charges resulting from sales of Class A shares during the six months ended October 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended October 31, 2017 it received $11, $14,966 and $4,146 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent.

Prudential Muni High Income Fund	49

Notes to Financial Statements (unaudited) (continued)

Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended October 31, 2017, were $133,002,966 and $107,141,526, respectively. For the six months ended October 31, 2017, the Fund purchases and sales transactions under Rule 17a-7, were $12,301,493 and $5,001,145, respectively. There were no realized gains (losses) associated with these 17a-7 transactions during the reporting period.

5. Distributions and Tax Information

The United States federal income tax basis of the Fund's investments and net unrealized appreciation as of October 31, 2017 were as follows:

Tax Basis	$820,760,162

Gross Unrealized Appreciation	57,574,919
Gross Unrealized Depreciation	(15,370,831)

Net Unrealized Appreciation	$42,204,088

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company ModernizationAct of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after May 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before April 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to

50

shareholders until net gains have been realized in excess of such losses. As of April 30, 2017, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$22,901,000

Pre-Enactment Losses:
Expiring 2019	$19,389,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 4.00%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value divided into five classes, designated Class A, Class B, Class C, Class Q and Class Z.

As of October 31, 2017, Prudential through its affiliate entities, including affiliated funds, owned 991 shares of Class Q. At reporting period end, six shareholders of record held 67% of the Fund’s outstanding shares.

Prudential Muni High Income Fund	51

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended October 31, 2017:
Shares sold	1,955,084	$20,069,262
Shares issued in reinvestment of dividends and distributions	570,182	5,849,677
Shares reacquired	(2,869,534)	(29,378,801)

Net increase (decrease) in shares outstanding before conversion	(344,268)	(3,459,862)
Shares issued upon conversion from other share class(es)	460,531	4,739,783
Shares reacquired upon conversion into other share class(es)	(491,589)	(5,042,823)

Net increase (decrease) in shares outstanding	(375,326)	$(3,762,902)

Year ended April 30, 2017:
Shares sold	5,152,204	$53,223,249
Shares issued in reinvestment of dividends and distributions	1,286,458	13,231,068
Shares reacquired	(8,920,154)	(90,927,564)

Net increase (decrease) in shares outstanding before conversion	(2,481,492)	(24,473,247)
Shares issued upon conversion from other share class(es)	716,343	7,355,957
Shares reacquired upon conversion into other share class(es)	(2,815,676)	(28,503,970)

Net increase (decrease) in shares outstanding	(4,580,825)	$(45,621,260)

Class B
Six months ended October 31, 2017:
Shares sold	10,914	$111,985
Shares issued in reinvestment of dividends and distributions	51,504	528,457
Shares reacquired	(303,014)	(3,106,629)

Net increase (decrease) in shares outstanding before conversion	(240,596)	(2,466,187)
Shares reacquired upon conversion into other share class(es)	(405,087)	(4,173,375)

Net increase (decrease) in shares outstanding	(645,683)	$(6,639,562)

Year ended April 30, 2017:
Shares sold	18,250	$187,753
Shares issued in reinvestment of dividends and distributions	138,763	1,429,792
Shares reacquired	(889,569)	(9,075,019)

Net increase (decrease) in shares outstanding before conversion	(732,556)	(7,457,474)
Shares reacquired upon conversion into other share class(es)	(619,872)	(6,373,207)

Net increase (decrease) in shares outstanding	(1,352,428)	$(13,830,681)

52

Class C	Shares	Amount
Six months ended October 31, 2017:
Shares sold	643,283	$6,591,633
Shares issued in reinvestment of dividends and distributions	144,063	1,477,920
Shares reacquired	(943,352)	(9,649,641)

Net increase (decrease) in shares outstanding before conversion	(156,006)	(1,580,088)
Shares reacquired upon conversion into other share class(es)	(575,466)	(5,894,159)

Net increase (decrease) in shares outstanding	(731,472)	$(7,474,247)

Year ended April 30, 2017:
Shares sold	2,341,459	$24,335,430
Shares issued in reinvestment of dividends and distributions	329,873	3,389,090
Shares reacquired	(2,493,154)	(25,363,411)

Net increase (decrease) in shares outstanding before conversion	178,178	2,361,109
Shares reacquired upon conversion into other share class(es)	(330,552)	(3,378,210)

Net increase (decrease) in shares outstanding	(152,374)	$(1,017,101)

Class Q
Six months ended October 31, 2017*:
Shares sold	977	$10,000
Shares issued in reinvestment of dividends and distributions	14	141

Net increase (decrease) in shares outstanding	991	$10,141

Class Z
Six months ended October 31, 2017:
Shares sold	6,393,050	$65,445,620
Shares issued in reinvestment of dividends and distributions	575,686	5,895,583
Shares reacquired	(5,121,378)	(52,448,499)

Net increase (decrease) in shares outstanding before conversion	1,847,358	18,892,704
Shares issued upon conversion from other share class(es)	1,053,673	10,782,854
Shares reacquired upon conversion into other share class(es)	(40,162)	(412,280)

Net increase (decrease) in shares outstanding	2,860,869	$29,263,278

Year ended April 30, 2017:
Shares sold	19,478,126	$199,208,986
Shares issued in reinvestment of dividends and distributions	1,070,338	10,991,643
Shares reacquired	(16,569,590)	(167,864,362)

Net increase (decrease) in shares outstanding before conversion	3,978,874	42,336,267
Shares issued upon conversion from other shares class(es)	3,142,168	31,793,333
Shares reacquired upon conversion into other share class(es)	(86,870)	(893,903)

Net increase (decrease) in shares outstanding	7,034,172	$73,235,697

*	Commencement of offering was June 27, 2017.

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of ..15% of the unused

Prudential Muni High Income Fund	53

Notes to Financial Statements (unaudited) (continued)

portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended October 31, 2017.

8. Dividends to Shareholders

In addition to the monthly dividends paid by the Fund, the Fund declared ordinary income dividends on November 28, 2017 to shareholders of record on November 29, 2017. The ex-date was November 30, 2017. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.01103
Class B	$0.01103
Class C	$0.01103
Class Q	$0.01103
Class Z	$0.01103

9. Other

At the Trust’s Board meeting in March 2017, the Board approved a change in the methodology of allocating certain expenses, such as Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. PGIM Investments will implement the changes effective January 1, 2018.

54

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended October 31,		Year Ended April 30,
	2017		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.12		$10.45	$10.26	$9.91	$10.47	$10.02
Income (loss) from investment operations:
Net investment income (loss)	.20		.41	.44	.44	.47	.47
Net realized and unrealized gain (loss) on investment transactions	.13		(.33)	.18	.36	(.57)	.44
Total from investment operations	.33		.08	.62	.80	(.10)	.91
Less Dividends:
Dividends from net investment income	(.20)		(.41)	(.43)	(.45)	(.46)	(.46)
Net asset value, end of period	$10.25		$10.12	$10.45	$10.26	$9.91	$10.47
Total Return(b):	3.23%		.73%	6.19%	8.19%	(.71)%	9.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$344,309		$343,939	$402,933	$375,176	$373,610	$442,197
Average net assets (000)	$342,224		$387,190	$379,356	$376,328	$367,792	$432,410
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.87%	(d)	.87%	.87%	.87%	.87%	.86%
Expenses before waivers and/or expense reimbursement	.87%	(d)	.87%	.87%	.91%	.92%	.91%
Net investment income (loss)	3.84%	(d)	3.99%	4.30%	4.36%	4.90%	4.55%
Portfolio turnover rate	13%	(e)	39%	9%	17%	24%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Muni High Income Fund	55

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended October 31,		Year Ended April 30,
	2017		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.13		$10.46	$10.27	$9.92	$10.48	$10.03
Income (loss) from investment operations:
Net investment income (loss)	.19		.39	.42	.42	.45	.44
Net realized and unrealized gain (loss) on investment transactions	.11		(.34)	.17	.36	(.57)	.45
Total from investment operations	.30		.05	.59	.78	(.12)	.89
Less Dividends:
Dividends from net investment income	(.18)		(.38)	(.40)	(.43)	(.44)	(.44)
Net asset value, end of period	$10.25		$10.13	$10.46	$10.27	$9.92	$10.48
Total Return(b):	3.00%		.50%	5.93%	7.92%	(.95)%	8.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,999		$42,104	$57,613	$62,944	$67,445	$77,670
Average net assets (000)	$39,284		$50,808	$59,446	$66,035	$68,456	$67,171
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.12%	(c)	1.12%	1.12%	1.12%	1.12%	1.11%
Expenses before waivers and/or expense reimbursement	1.12%	(c)	1.12%	1.12%	1.12%	1.12%	1.11%
Net investment income (loss)	3.59%	(c)	3.73%	4.06%	4.11%	4.66%	4.30%
Portfolio turnover rate	13%	(d)	39%	9%	17%	24%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

56

Class C Shares
	Six Months Ended October 31,		Year Ended April 30,
	2017		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.12		$10.45	$10.27	$9.92	$10.47	$10.03
Income (loss) from investment operations:
Net investment income (loss)	.16		.33	.36	.37	.40	.39
Net realized and unrealized gain (loss) on investment transactions	.13		(.33)	.17	.35	(.56)	.44
Total from investment operations	.29		.00	.53	.72	(.16)	.83
Less Dividends:
Dividends from net investment income	(.16)		(.33)	(.35)	(.37)	(.39)	(.39)
Net asset value, end of period	$10.25		$10.12	$10.45	$10.27	$9.92	$10.47
Total Return(b):	2.85%		.01%	5.31%	7.39%	(1.36)%	8.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$113,910		$119,937	$125,439	$105,708	$89,990	$120,882
Average net assets (000)	$116,366		$127,425	$111,295	$97,740	$96,402	$109,555
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.62%	(c)	1.62%	1.62%	1.62%	1.62%	1.61%
Expenses before waivers and/or expense reimbursement	1.62%	(c)	1.62%	1.62%	1.62%	1.62%	1.61%
Net investment income (loss)	3.09%	(c)	3.24%	3.55%	3.61%	4.15%	3.80%
Portfolio turnover rate	13%	(d)	39%	9%	17%	24%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

Prudential Muni High Income Fund	57

Financial Highlights (unaudited) (continued)

Class Q Shares
	June 27, 2017(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.23
Income (loss) from investment operations:
Net investment income (loss)	.15
Net realized and unrealized gain (loss) on investment transactions	(.01)
Total from investment operations	.14
Less Dividends:
Dividends from net investment income	(.14)
Net asset value, end of period	$10.23
Total Return(c):	1.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.54%	(d)
Expenses before waivers and/or expense reimbursement	.54%	(d)
Net investment income (loss)	4.12%	(d)
Portfolio turnover rate	13%	(e)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

58

Class Z Shares
	Six Months Ended October 31,		Year Ended April 30,
	2017		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.11		$10.44	$10.25	$9.90	$10.46	$10.01
Income (loss) from investment operations:
Net investment income (loss)	.21		.44	.46	.47	.50	.50
Net realized and unrealized gain (loss) on investment transactions	.12		(.33)	.18	.36	(.57)	.44
Total from investment operations	.33		.11	.64	.83	(.07)	.94
Less Dividends:
Dividends from net investment income	(.21)		(.44)	(.45)	(.48)	(.49)	(.49)
Net asset value, end of period	$10.23		$10.11	$10.44	$10.25	$9.90	$10.46
Total Return(b):	3.27%		1.02%	6.48%	8.48%	(.47)%	9.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$370,134		$336,781	$274,404	$180,050	$118,489	$140,403
Average net assets (000)	$358,992		$307,480	$208,377	$152,856	$116,356	$129,038
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.62%	(c)	.62%	.62%	.62%	.62%	.61%
Expenses before waivers and/or expense reimbursement	.62%	(c)	.62%	.62%	.62%	.62%	.61%
Net investment income (loss)	4.09%	(c)	4.24%	4.54%	4.61%	5.15%	4.80%
Portfolio turnover rate	13%	(d)	39%	9%	17%	24%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

Prudential Muni High Income Fund	59

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of the Prudential Muni High Income Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees,2 met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board

[1]	Prudential Muni High Income Fund is the sole series of Prudential Investment Portfolios 4.
[2]

Barry H. Evans and Laurie Simon Hodrick joined the Board effective as of September 1, 2017. Neither Mr. Evans nor Ms. Hodrick participated in the consideration of the renewal of the Fund’s advisory agreements.

Prudential Muni High Income Fund

Approval of Advisory Agreements (continued)

considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM

Visit our website at pgiminvestments.com

Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board further noted that the subadviser is affiliated with PGIM Investments and that its profitability is reflected in PGIM Investments’ profitability report. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PGIM Investments realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Prudential Muni High Income Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments and PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2016.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended April 30, 2016. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper High Yield Municipal Debt Funds Performance Universe), which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-, five-, and ten-year periods.
•	The Board noted that the Fund’s recent performance had improved, with the Fund ranked in the second quartile of its Peer Universe for the first quarter of 2017.
•

Although the Fund’s actual management fee and net total expenses both ranked in the third quartile of the Peer Group, the Board noted information provided by PGIM Investments which indicated that the Fund’s actual management fee and net total expenses were both one basis point from the median of all funds in the Peer Group.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Muni High Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Muni High Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MUNI HIGH INCOME FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	PRHAX	PMHYX	PHICX	PHIQX	PHIZX
CUSIP	74440M104	74440M203	74440M302	74440M609	74440M401

MF133E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	December 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 20, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	December 20, 2017